26. Revenue	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Net operating revenue
26.	Revenue

 Revenues from services rendered

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

Revenues are recognized monthly, through billing, and revenues to be billed between the billing date and the end of the month (unbilled) are identified, processed, and recognized in the month in which the service was provided. These non-billed revenues are recorded on an estimated basis, which takes into account consumption data, number of days elapsed since the last billing date.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators (the latter are accounted for as operating costs).

The minutes not used by customers and/or reload credits in the possession of commercial partners regarding the prepaid service system are recorded as deferred revenue and allocated to income (loss) when these services are actually used by customers.

The service revenue item also includes revenue from financial partnership agreements and, as provided for in the agreement, the amount of revenue recognized up to December 31, 2020 by TIM customers who have accounts with our financial partner C6, which was approximately R$ 15 million (note 41).

Revenues from sales of products

Revenues from product sales (telephones, mini-modems, tablets and other equipment) are recognized when the performance obligations associated with the contract are transferred to the buyer. Revenues from sales of devices to trading partners are accounted for at the time of their physical delivery to the partner, net of discounts, and not at the time of sale to the end customer, since the Company has no control over the product sold.

Identification of contracts

The Company monitors commercial contracts in order to identify the main contractual clauses and other elements present in the contracts that could be relevant in the application of the accounting rule IFRS 15 - Revenue from Contracts with Customers.

Identification of performance obligation

Based on the review of its contracts, the Company verified the existence of two performance obligations:

(i) sale of equipment; e

(ii) provision of mobile, fixed and internet telephony services.

Thus, the Company started to recognize revenues when (or as) the Company meets the performance obligation by transferring the asset or service promised to the client; and the asset is considered transferred when (or as) the client obtains control of that asset.

 Determining and Allocating the Transaction Price to the Performance Obligation

The Company understands that its commercial packages that combine services and sale of cellular handsets with discounts. In accordance with IFRS 15, the Company is required to perform the discount allocation and recognize revenues related to each performance obligation based on their standalone selling prices.

 Cost to obtain contract

All incremental costs related to obtaining a contract (sales commissions and other costs of acquisition from third parties) are recorded as prepaid expenses and (as described in note 11) amortized over the same period as the revenue associated with this asset. Similarly, certain contract compliance costs are also deferred to the extent that they relate to performance obligations under the customer agreement, i.e. when the customer obtains control over the asset.

	2020	2019	2018

Revenue	17,267,812	17,377,194	16,981,329

Gross revenue	24,346,101	25,182,831	24,232,404

Revenue from services	23,279,423	23,820,343	23,065,648
Revenue from services – Mobile	21,522,135	22,145,033	21,531,779
Revenue from services – Fixed telephony	1,757,288	1,675,310	1,533,869

Sale of goods	1,066,678	1,362,488	1,166,756

Deductions from gross revenue	(7,078,289)	(7,805,637)	(7,251,075)
Taxes	(4,534,582)	(4,939,980)	(5,163,797)
Discounts granted	(2,531,920)	(2,843,670)	(2,073,892)
Returns and other	(11,787)	(21,987)	(13,386)

According to the Brazilian Corporation Law paragraph 187, companies should disclose in the financial statements the gross and net revenues.